Tax matters - Tax recognized in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other comprehensive income
Tax recognized in equity, Items not reclassified to profit or loss	€ 500	€ (225)	€ 60
Actuarial gains or (-) losses on defined benefit pension plans	499	(199)	60
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(42)	0
Financial liabilities at fair value with changes in results attributed to changes in credit risk	43	(26)
Tax recognized in equity, Items that may be reclassified to profit or loss	(832)	124	0
Cash flow hedges	(17)	(50)	108
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(811)	167
Financial assets available for sale			(97)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates	(4)	7	(11)
Total	€ (332)	€ (101)	60
Debt instruments
Other comprehensive income
Financial assets available for sale			(366)
Equity instruments
Other comprehensive income
Financial assets available for sale			€ 269